UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-06490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	04/30/2018

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Diversified International Fund

Dreyfus Global Real Estate Securities Fund

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus Diversified International Fund

SEMIANNUAL REPORT April 30, 2018

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Diversified International Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Diversified International Fund, covering the six-month period from November 1, 2017 through April 30, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Heightened volatility has returned to the financial markets. After a period of unusually mild price swings in 2017, inflation concerns, geopolitical tensions and potential trade disputes caused volatility to increase substantially over the opening months of 2018. As a result, U.S. stocks and bonds either produced flat returns or lost a degree of value over the first four months of the year.

Stocks set a series of new record highs through January 2018 before market volatility took its toll, enabling stocks across all capitalization ranges to produce positive returns for the full six-month reporting period. Stocks gained value amid growing corporate earnings, improving global economic conditions and the enactment of tax reform legislation and other government policy reforms. In contrast, most sectors of the U.S. bond market lost a degree of value when short-term interest rates climbed, inflation expectations increased and yield differences began to widen between corporate-backed bonds and U.S. Treasury securities.

In our judgment, underlying market fundamentals remain strong, characterized by sustained economic growth, a robust labor market and strong consumer and business confidence. We expect these favorable conditions to persist, but we remain aware of economic and political developments that could negatively affect the markets. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
May 15, 2018

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2017 through April 30, 2018, as provided by Jeffrey M. Mortimer, CFA, and Keith L. Stransky, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended April 30, 2018, Dreyfus Diversified International Fund’s Class A shares produced a total return of 2.43%, Class C shares returned 2.04%, Class I shares returned 2.57%, and Class Y shares returned 2.53%.1 In comparison, the fund’s benchmark, the MSCI EAFE Index (the “Index”), produced a total return of 3.41% for the same period.2

Prices of global stocks advanced moderately over the reporting period in an environment of synchronized global economic growth, rising corporate earnings, and higher interest rates in major developed markets. The fund produced lower returns than the Index, mainly due to overweighted exposure to lagging information technology and health care stocks and an underweighted position in the rallying energy sector.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation. To pursue its goal, the fund normally allocates its assets among other mutual funds advised by The Dreyfus Corporation or its affiliates, referred to as underlying funds, which invest primarily in stocks issued by foreign companies. The fund is designed to provide diversification within the international asset class by investing the majority of its assets in the underlying funds. The underlying funds are selected by the fund’s portfolio managers based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance, and other factors, including the correlation and covariance among the underlying funds. The fund’s portfolio managers determine the underlying funds. As of April 30, 2018, the fund’s market value was allocated as follows:

Underlying Funds                                                                       %

International Stock Fund                                                         22.8

Dreyfus/Newton International Equity Fund                           25.2

Dreyfus International Equity Fund                                         39.4

Dreyfus Emerging Markets Fund                                           4.9

Dreyfus International Small Cap Fund                                  7.7

Economic Growth Amid Rising Volatility

Global equity markets gained ground over the first half of the reporting period, enabling the Index to reach new record highs in January 2018. The market rally was broadly supported by improving economic conditions and rising corporate earnings. Asian equity markets led the advance at the time as Japanese equities responded positively to upward revisions of domestic growth forecasts and better-than-expected corporate earnings. U.S. stocks posted gains when tax reform legislation reduced corporate tax rates and earnings continued to grow. Global growth trends enabled U.K. equities to climb despite a relatively lackluster local economy and concerns regarding the country’s exit from the European Union. Eurozone markets trailed global market averages despite improving regional economic fundamentals.

February 2018 and March 2018 saw heightened market volatility and declining stock prices sparked by rising interest rates, perceived U.S. inflationary pressures, and uncertainties surrounding the possibility of more protectionist U.S. trade policies. However, some of these concerns eased in April 2018, and higher crude oil and industrial metal prices benefited energy and materials stocks toward the reporting period’s end. As a result, for the reporting period overall, the commodities-based energy and materials market sectors generally outperformed the more growth-oriented information technology stocks that

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

previously led the market rally. Health care stocks also lagged market averages amid concerns about drug pricing pressures.

Stock Market Volatility Dampened Fund Results

The fund produced positive absolute results in the volatile market environment, but it lagged the Index’s return. In the aggregate, the fund’s emphasis on health care stocks and a correspondingly light position in energy stocks undermined its relative performance. The fund also lagged due to overweighting in information technology.

The fund’s investment in Dreyfus Emerging Markets Fund proved especially disappointing as it posted a mildly negative absolute return in a volatile environment for equities in developing nations. However, a relatively small position in Dreyfus Emerging Markets Fund helped cushion the impact of its weak performance. International Stock Fund produced a positive absolute return but underperformed the Index as a result of its overweighted exposure to the information technology and health care sectors. Dreyfus/Newton International Equity Fund trailed the Index to a lesser degree, in part due to underweighted exposure to materials stocks that rallied strongly later in the reporting period.

On a more positive note, a relatively heavy position in Dreyfus International Small Cap Fund helped magnify its positive impact on the fund’s relative performance. Dreyfus International Small Cap Fund was bolstered by favorable individual stock selections in the energy and industrials sectors.

The fund made no changes to its allocations among the underlying funds during the reporting period.

Maintaining a Conservative Investment Posture

We have recently seen signs of moderating U.S. and global economic growth, interest rates have been rising as central banks withdraw monetary stimulus, and equity market conditions have become more volatile amid a rotation in market leadership. In this environment, we have strived to maintain a broadly diversified portfolio designed to participate in market gains while mitigating downside risks through balanced exposure to the Index’s various market sectors.

May 15, 2018

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses pursuant to an agreement by The Dreyfus Corporation through March 1, 2019, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower. Past performance is no guarantee of future results.

2 Source: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the prospectus of the fund and that of each underlying fund.

Small and midsized companies carry additional risks because their earnings and revenues tend to be less predictable, and their share prices more volatile, than those of larger, more established companies.

The shares of smaller companies tend to trade less frequently than those of larger, more established companies.

The ability of the fund to achieve its investment goal depends, in part, on the ability of the portfolio managers to allocate effectively the fund’s assets among the underlying funds. There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.

Each underlying fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies. Special risks associated with such companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards. These risks are higher in emerging market countries.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Diversified International Fund from November 1, 2017 to April 30, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2018

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$2.01	$5.76	$.35	$.15
Ending value (after expenses)	$1,024.30	$1,020.40	$1,025.70	$1,025.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2018

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$2.01	$5.76	$.35	$.15
Ending value (after expenses)	$1,022.81	$1,019.09	$1,024.45	$1,024.65

† Expenses are equal to the fund’s annualized expense ratio of .40% for Class A, 1.15% for Class C, .07% for Class I and .03% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
April 30, 2018 (Unaudited)

Description	Shares		Value ($)
Registered Investment Companies - 98.9%
Foreign Equity - 98.9%
Dreyfus Emerging Markets Fund, Cl. Y	4,006,341	[a]	44,470,385
Dreyfus International Equity Fund, Cl. Y	8,652,622	[a]	357,612,872
Dreyfus International Small Cap Fund, Cl. Y	4,047,204	[a]	69,976,161
Dreyfus/Newton International Equity Fund, Cl. Y	10,397,624	[a]	228,643,753
International Stock Fund, Cl. Y	11,287,687	[a]	207,354,805
Total Investments (cost $649,149,293)	98.9%		908,057,976
Cash and Receivables (Net)	1.1%		10,147,451
Net Assets	100.0%		918,205,427

a Investment in affiliated money market mutual fund. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

6

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Companies	Value 10/31/17 ($)	Purchases ($)†	Sales ($)	Net Realized Gain (Loss) ($)
Dreyfus Emerging Markets Fund, Cl. Y	43,807,801	2,153,125	641,885	(7,729)
Dreyfus International Equity Fund, CI. Y	342,533,132	18,121,942	8,506,701	(5,053)
Dreyfus International Small Cap Fund, CI. Y	64,557,265	3,469,473	898,638	3,807
Dreyfus/Newton International Equity Fund, CI. Y	220,403,924	11,377,274	5,837,800	56,348
International Stock Fund, CI. Y	201,574,671	9,543,478	3,952,670	5,109
Total	872,876,793	44,665,292	19,837,694	52,482

Registered Investment Companies	Change in Net Unrealized Appreciation (Depreciation) ($)	Value 4/30/18 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Emerging Markets Fund, Cl. Y	(840,927)	44,470,385	4.8	557,083
Dreyfus International Equity Fund, CI. Y	5,469,552	357,612,872	39.0	5,672,817
Dreyfus International Small Cap Fund, CI. Y	2,844,254	69,976,161	7.6	1,235,015
Dreyfus/Newton International Equity Fund, CI. Y	2,644,007	228,643,753	24.9	3,077,857
International Stock Fund, CI. Y	184,217	207,354,805	22.6	2,201,687
Total	10,301,103	908,057,976	98.9	12,744,459

† Includes reinvested dividends/distributions.

See notes to financial statements.

7

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in affiliated issuers—See Statement of Investments	649,149,293	908,057,976
Cash		10,220,764
Receivable for shares of Common Stock subscribed		145,908
Due from The Dreyfus Corporation and affiliates—Note 3(c)		8,168
Prepaid expenses		36,976
		918,469,792
Liabilities ($):
Payable for shares of Common Stock redeemed		183,405
Accrued expenses		80,960
		264,365
Net Assets ($)		918,205,427
Composition of Net Assets ($):
Paid-in capital		686,102,998
Accumulated undistributed investment income—net		87,343
Accumulated net realized gain (loss) on investments		(26,893,597)
Accumulated net unrealized appreciation (depreciation) on investments		258,908,683
Net Assets ($)		918,205,427

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	7,180,022	528,766	28,864,835	881,631,804
Shares Outstanding	534,782	39,514	2,147,948	65,675,646
Net Asset Value Per Share ($)	13.43	13.38	13.44	13.42

See notes to financial statements.

8

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2018 (Unaudited)

Investment Income ($):
Income:
Cash dividends from affiliated issuers	12,718,397
Expenses:
Shareholder servicing costs—Note 3(c)	113,914
Professional fees	41,868
Directors’ fees and expenses—Note 3(d)	36,275
Registration fees	33,791
Loan commitment fees—Note 2	11,302
Prospectus and shareholders’ reports	5,175
Distribution fees—Note 3(b)	1,646
Custodian fees—Note 3(c)	499
Miscellaneous	13,260
Total Expenses	257,730
Less—reduction in expenses due to undertaking—Note 3(a)	(94,372)
Less—reduction in fees due to earnings credits—Note 3(c)	(512)
Net Expenses	162,846
Investment Income—Net	12,555,551
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments:
Affiliated issuers	52,482
Capital gain distributions from affiliated issuers	26,062
Net Realized Gain (Loss)	78,544
Net unrealized appreciation (depreciation) on investments:
Affiliated issuers	10,301,103
Net Realized and Unrealized Gain (Loss) on Investments	10,379,647
Net Increase in Net Assets Resulting from Operations	22,935,198

See notes to financial statements.

9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations ($):
Investment income—net	12,555,551	11,790,548
Net realized gain (loss) on investments	78,544	(4,304,295)
Net unrealized appreciation (depreciation) on investments	10,301,103	161,569,082
Net Increase (Decrease) in Net Assets Resulting from Operations	22,935,198	169,055,335
Distributions to Shareholders from ($):
Investment income—net:
Class A	(79,249)	(106,348)
Class C	(3,364)	-
Class I	(359,645)	(170,352)
Class Y	(11,905,041)	(11,503,602)
Total Distributions	(12,347,299)	(11,780,302)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	988,052	1,646,387
Class C	180,182	278,212
Class I	7,662,905	19,316,304
Class Y	56,788,482	90,450,835
Distributions reinvested:
Class A	74,126	105,901
Class C	3,364	-
Class I	283,440	142,752
Class Y	1,565,418	1,402,013
Cost of shares redeemed:
Class A	(1,215,635)	(6,541,646)
Class C	(21,060)	(76,186)
Class I	(4,706,271)	(10,966,791)
Class Y	(38,800,179)	(203,426,797)
Increase (Decrease) in Net Assets from Capital Stock Transactions	22,802,824	(107,669,016)
Total Increase (Decrease) in Net Assets	33,390,723	49,606,017
Net Assets ($):
Beginning of Period	884,814,704	835,208,687
End of Period	918,205,427	884,814,704
Undistributed (distributions in excess of) investment income—net	87,343	(120,909)

10

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Capital Share Transactions (Shares):
Class Aa
Shares sold	73,338	136,986
Shares issued for distributions reinvested	5,503	9,916
Shares redeemed	(89,187)	(589,485)
Net Increase (Decrease) in Shares Outstanding	(10,346)	(442,583)
Class Ca
Shares sold	13,534	22,061
Shares issued for distributions reinvested	250	-
Shares redeemed	(1,585)	(6,750)
Net Increase (Decrease) in Shares Outstanding	12,199	15,311
Class Ib
Shares sold	566,787	1,661,906
Shares issued for distributions reinvested	21,042	13,366
Shares redeemed	(346,062)	(939,240)
Net Increase (Decrease) in Shares Outstanding	241,767	736,032
Class Yb
Shares sold	4,214,382	7,779,009
Shares issued for distributions reinvested	116,388	131,521
Shares redeemed	(2,873,139)	(17,898,242)
Net Increase (Decrease) in Shares Outstanding	1,457,631	(9,987,712)

[a] During the period ended April 30, 2018, 148 Class C shares representing $1,969 were automatically converted to 147 Class A shares.

[b]During the period ended April 30, 2018, 271,671 Class Y shares representing $3,665,931 were exchanged for 271,393 Class I shares. During the period ended October 31, 2017, 6,547 Class A shares representing $71,947 were exchanged for 6,553 Class Y shares and 759,957 Class Y shares representing $9,061,199 were exchanged for 759,151 Class I shares.

See notes to financial statements.

11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended April 30, 2018	Year Ended October 31,
Class A Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	13.25	10.91	11.23	11.57	11.69	9.78
Investment Operations:
Investment income—net[a]	.17	.20	.09	.19	.11	.17
Net realized and unrealized gain (loss) on investments	.15	2.25	(.32)	(.33)	(.09)	1.89
Total from Investment Operations	.32	2.45	(.23)	(.14)	.02	2.06
Distributions:
Dividends from investment income—net	(.14)	(.11)	(.09)	(.20)	(.14)	(.15)
Net asset value, end of period	13.43	13.25	10.91	11.23	11.57	11.69
Total Return (%)[b]	2.43[c]	22.70	(2.08)	(1.15)	.20	21.29
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	2.96[e]	2.73	1.78	1.57	.97	.40
Ratio of net expenses to average net assets[d]	.40[e]	.39	.39	.40	.34	.34
Ratio of net investment income to average net assets[d]	2.49[e]	1.74	.84	1.64	.95	1.64
Portfolio Turnover Rate	2.20[c]	12.41	11.12	18.00	9.48	10.28
Net Assets, end of period ($ x 1,000)	7,180	7,223	10,778	11,228	11,418	8,702

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Amounts do not include the expenses of the underlying fund.

e Annualized.

See notes to financial statements.

12

	Six Months Ended April 30, 2018	Year Ended October 31,
Class C Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	13.22	10.86	11.17	11.51	11.65	9.69
Investment Operations:
Investment income (loss)—net[a]	.10	(.03)	(.01)	.12	.05	.05
Net realized and unrealized gain (loss) on investments	.17	2.39	(.30)	(.34)	(.11)	1.92
Total from Investment Operations	.27	2.36	(.31)	(.22)	(.06)	1.97
Distributions:
Dividends from investment income—net	(.11)	-	-	(.12)	(.08)	(.01)
Net asset value, end of period	13.38	13.22	10.86	11.17	11.51	11.65
Total Return (%)[b]	2.04[c]	21.73	(2.78)	(1.87)	(.54)	20.33
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	1.33[e]	1.54	1.59	1.48	1.45	1.63
Ratio of net expenses to average net assets[d]	1.15[e]	1.14	1.14	1.15	1.09	1.10
Ratio of net investment income (loss) to average net assets[d]	1.49[e]	(.26)	(.05)	1.02	.46	.47
Portfolio Turnover Rate	2.20[c]	12.41	11.12	18.00	9.48	10.28
Net Assets, end of period ($ x 1,000)	529	361	130	139	212	186

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Amounts do not include the expenses of the underlying fund.

e Annualized.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended April 30, 2018		Year Ended October 31,
Class I Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	13.28	10.94	11.27	11.60	11.72	9.81
Investment Operations:
Investment income—net[a]	.18	.11	.41	.22	.15	.21
Net realized and unrealized gain (loss) on investments	.16	2.38	(.61)	(.31)	(.09)	1.89
Total from Investment Operations	.34	2.49	(.20)	(.09)	.06	2.10
Distributions:
Dividends from investment income—net	(.18)	(.15)	(.13)	(.24)	(.18)	(.19)
Net asset value, end of period	13.44	13.28	10.94	11.27	11.60	11.72
Total Return (%)	2.57[b]	23.11	(1.77)	(.75)	.46	21.69
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[c]	.07[d]	.09	.05	.03	.04	.04
Ratio of net expenses to average net assets[c]	.07[d]	.09	.04	.03	.04	.04
Ratio of net investment income to average net assets[c]	2.68[d]	.88	3.76	1.96	1.24	1.94
Portfolio Turnover Rate	2.20[b]	12.41	11.12	18.00	9.48	10.28
Net Assets, end of period ($ x 1,000)	28,865	25,310	12,802	715,214	661,931	470,634

a Based on average shares outstanding.

b Not annualized.

c Amounts do not include the expenses of the underlying fund.

d Annualized.

See notes to financial statements.

14

	Six Months Ended April 30, 2018	Year Ended October 31,
Class Y Shares	(Unaudited)	2017	2016	2015[a]
Per Share Data ($):
Net asset value, beginning of period	13.27	10.94	11.26	10.53
Investment Operations:
Investment income (loss)—net[b]	.19	.17	(.00)[c]	(.00)[c]
Net realized and unrealized gain (loss) on investments	.15	2.32	(.19)	.73
Total from Investment Operations	.34	2.49	(.19)	.73
Distributions:
Dividends from investment income—net	(.19)	(.16)	(.13)	-
Net asset value, end of period	13.42	13.27	10.94	11.26
Total Return (%)	2.53[d]	23.12	(1.71)	6.93[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	.03[f]	.04	.03	2.42[f]
Ratio of net expenses to average net assets[e]	.03[f]	.04	.03	.21[f]
Ratio of net investment income (loss) to average net assets[e]	2.78[f]	1.45	(.03)	(.21)[f]
Portfolio Turnover Rate	2.20[d]	12.41	11.12	18.00
Net Assets, end of period ($ x 1,000)	881,632	851,921	811,498	1

a From October 1, 2015 (commencement of initial offering) to October 31, 2015.

b Based on average shares outstanding.

c Amount represents less than $.01 per share.

d Not annualized.

e Amounts do not include the expenses of the underlying fund.

f Annualized.

See notes to financial statements.

15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Diversified International Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 600 million shares of $.001 par value Common Stock. The fund currently has authorized five classes of shares: Class A (150 million shares authorized), Class C (75 million shares authorized), Class I (75 million shares authorized), Class T (100 million shares authorized) and Class Y (200 million shares authorized). Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC

16

registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2018 in valuing the fund’s investments:

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Registered Investment Companies†	908,057,976	-	-	908,057,976

† See Statement of Investments for additional detailed categorizations.

At April 30, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax

18

expense in the Statement of Operations. During the period ended April 30, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $6,976,426 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2017. If not applied, $415,833 of the carryover expires in fiscal year 2018 and $943,756 expires in fiscal year 2019. The fund has $5,616,837 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2017 was as follows: ordinary income $11,780,302. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2018, the fund did not borrow under the Facilities.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, there is no management fee paid to Dreyfus. The fund invests in other affiliated mutual funds advised by Dreyfus. All fees and expenses of the underlying funds are reflected in the underlying fund’s net asset value. Dreyfus has contractually agreed, from November 1, 2017 through March 1, 2019, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.05%. On or after March 1, 2019, The Dreyfus Corporation may terminate this expense limitation at any time. Because “acquired fund fees and expenses” are incurred indirectly by the fund, such fees and expenses are not included in the expense limitation. The reduction in expenses, pursuant to the undertaking, amounted to $94,372 during the period ended April 30, 2018.

During the period ended April 30, 2018, the Distributor retained $1 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2018, Class C shares were charged $1,646 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2018, Class A and Class C shares were charged $9,183 and $549, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees.

20

For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2018, the fund was charged $3,102 for transfer agency services and $156 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $156.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2018, the fund was charged $499 pursuant to the custody agreement. These fees were partially offset by earnings credits of $356.

During the period ended April 30, 2018, the fund was charged $5,066 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: Distribution Plan fees $323, Shareholder Services Plan fees $1,589, custodian fees $600, Chief Compliance Officer fees $3,371 and transfer agency fees $1,405, which are offset against an expense reimbursement currently in effect in the amount of $15,456.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2018, amounted to $44,665,292 and $19,837,694, respectively.

At April 30, 2018, accumulated net unrealized appreciation on investments was $258,908,683, consisting of gross unrealized appreciation.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At April 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

22

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 14-15, 2018, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be

23

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was below the Performance Group median for all periods, except the one- and three-year periods when it was equal to the Performance Group median, and above the Performance Universe median for all periods, except the five-year period when the fund’s performance was below the Performance Universe median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was considered that the fund’s returns were above the returns of the index in seven of the ten calendar years shown (including 2017).

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that, like most other funds in the Expense Group, the fund pays management fees only at the underlying fund (acquired fund) level, so that the contractual and actual management fees of the fund were zero. The Board further considered that the fund’s total expenses (including acquired fund fees and expenses) were below the Expense Group and Expense Universe medians.

Dreyfus representatives stated that Dreyfus has contractually agreed, until March 1, 2019, to assume the expenses of the fund so that the total annual fund and underlying funds (acquired funds) operating expenses of none of its classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.05% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board also considered the expense limitation arrangement with Dreyfus. Since the fund pays no fees to Dreyfus under the Agreement, the Board did not consider profitability or economies of scale with respect to the fund. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the

24

renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board generally was satisfied with the fund’s improved performance.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

25

For More Information

Dreyfus Diversified International Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol:	Class A: DFPAX Class C: DFPCX Class I: DFPIX Class Y: DDIFX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 6209SA0418

Dreyfus Global Real Estate Securities Fund

SEMIANNUAL REPORT April 30, 2018

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Global Real Estate Securities Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Global Real Estate Securities Fund, covering the six-month period from November 1, 2017 through April 30, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Heightened volatility has returned to the financial markets. After a period of unusually mild price swings in 2017, inflation concerns, geopolitical tensions and potential trade disputes caused volatility to increase substantially over the opening months of 2018. As a result, U.S. stocks and bonds either produced flat returns or lost a degree of value over the first four months of the year.

Stocks set a series of new record highs through January 2018 before market volatility took its toll, enabling stocks across all capitalization ranges to produce positive returns for the full six-month reporting period. Stocks gained value amid growing corporate earnings, improving global economic conditions and the enactment of tax reform legislation and other government policy reforms. In contrast, most sectors of the U.S. bond market lost a degree of value when short-term interest rates climbed, inflation expectations increased and yield differences began to widen between corporate-backed bonds and U.S. Treasury securities.

In our judgment, underlying market fundamentals remain strong, characterized by sustained economic growth, a robust labor market and strong consumer and business confidence. We expect these favorable conditions to persist, but we remain aware of economic and political developments that could negatively affect the markets. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
May 15, 2018

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2017 through April 30, 2018, as provided by the fund’s portfolio managers, E. Todd Briddell and Dean Frankel of CenterSquare Investment Management LLC, Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended April 30, 2018, Dreyfus Global Real Estate Securities Fund’s Class A shares produced a total return of 1.62%, Class C shares returned 1.26%, Class I shares returned 1.73%, and Class Y shares returned 1.88%.1 In comparison, the FTSE EPRA/NAREIT Developed Index (Net) (the “Index”), the fund’s benchmark, achieved a total return of 1.33% for the same period.2

Real estate-related securities posted mildly positive returns over the reporting period, on average, amid an expanding global economy and rising interest rates. The fund produced returns that were roughly in line with the Index, as favorable security selections were balanced by country allocation and currency shortfalls.

The Fund’s Investment Approach

The fund seeks to maximize total return, consisting of capital appreciation and current income, by normally investing at least 80% of its net assets in publicly traded equity securities of companies principally engaged in the real estate sector. Under normal market conditions, the fund expects to invest at least 40% of its assets in companies located outside the United States and to invest in at least 10 different countries. The fund also may invest in equity securities of companies located in emerging markets and in equity securities of companies of any market capitalization. Our proprietary approach quantifies investment opportunity both from a real estate and stock perspective.

Rising Interest Rates Weighed on U.S. Real Estate Equities

Continuing a trend established earlier in 2017, stocks during the reporting period generally benefited from better-than-expected corporate earnings and encouraging global economic developments. In addition, investors responded positively to U.S. tax reform legislation in December 2017. Heightened market volatility later in the reporting period was not enough to fully offset earlier gains.

Real estate stocks typically lagged broader market averages. Despite highly competitive dividend yields from real estate investment trusts (“REITs”), rising interest rates in the United States weighed on investor sentiment. Early in the reporting period, real estate securities struggled with worries that higher bond yields might compete with REITs’ dividend yields for income-oriented investors’ favor. In addition, many investors turned away from traditionally defensive stocks and toward more growth-oriented market sectors in the growing U.S. and global economies.

Rising interest rates weighed especially heavily on real estate stocks in the United States, which lost a degree of value. Indeed, intensifying mergers-and-acquisitions activity among U.S. REITs during the reporting period was seen by many analysts as evidence of more attractive equity valuations stemming from the real estate sector’s broad-based weakness. In contrast, most overseas markets produced positive absolute returns. In the United Kingdom, a robust office market helped REITs produce double-digit gains despite a sluggish retail environment and ongoing uncertainty regarding the impact of the country’s impending exit from the European Union. A stable interest-rate environment and accelerating economic growth helped support REITs in Japan. Office-oriented real estate companies in the Eurozone generally benefited from the region’s moderate economic growth, and Singapore REITs fared well during a recovery from a previous real estate recession. Real estate companies in Canada and Hong Kong also advanced over the reporting period.

Security Selections Bolstered Fund Performance

The fund’s performance over the reporting period was supported by our security selection strategy across several regional markets, most notably Canada, Singapore, the United States, and Hong Kong. In the United States, the fund benefited from an emphasis on single-family residential properties at a time when many younger families prefer to rent rather than own their homes. U.S. developers of pre-

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

leased office space also added value to the fund’s results. Although heightened mergers-and-acquisitions activity in Europe and Australia hurt the fund’s relative performance early in the reporting period, strong security selections later erased previous weakness.

On the other hand, results from the fund’s country allocation strategy were constrained by overweighted exposure to the underperforming U.S. market. In addition, our security selection strategy produced generally disappointing results in the United Kingdom, where the fund held some lagging office developers and did not participate fully in gains posted by companies subject to mergers-and-acquisitions speculation. The fund’s unhedged exposure to stocks denominated in foreign currencies also proved counterproductive when the U.S. dollar weakened.

A Selective Approach to Real Estate

We have continued to identify what we believe are attractive investment opportunities in an environment of positive global economic growth and rising inflationary pressures. In our judgment, current worries about competition with bond yields may be overblown as most REITs offer substantially higher levels of current income than high-quality bonds.

Nonetheless, we have remained highly selective in the rising interest-rate environment, maintaining underweighted exposure to health care properties and retail-oriented REITs that own properties with longer leases, which tend to be more vulnerable to rising interest rates. Instead, we have focused mainly on office, commercial, and lodging properties that appear poised to prosper in the ongoing economic expansion.

May 15, 2018

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through March 1, 2019, at which time it may be extended, terminated, or modified. Past performance is no guarantee of future results.

2 Source: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The FTSE EPRA/NAREIT Developed Index (Net) is designed to track the performance of listed real estate companies and REITs worldwide. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards. These risks are enhanced in emerging market countries.

Because the fund’s investments are concentrated in the securities of companies principally engaged in the real estate sector, the value of the fund’s shares will be affected by factors particular to the real estate sector and may fluctuate more widely than that of a fund which invests in a broader range of industries. The securities of issuers that are principally engaged in the real estate sector may be subject to risks similar to those associated with the direct ownership of real estate. These include declines in real estate values and defaults by mortgagors or other borrowers.

In addition to the risks which are linked to the real estate sector in general, REITs are subject to additional risks. Equity REITs may be affected by changes in the value of the underlying property owned by the trust, while mortgage REITs may be affected by the quality of any credit extended. Further, REITs are highly dependent upon management skill and often are not diversified. REITs also are subject to heavy cash flow dependency and to defaults by borrowers or lessees.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Global Real Estate Securities Fund from November 1, 2017 to April 30, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2018

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.50	$10.23	$5.25	$5.11
Ending value (after expenses)	$1,016.20	$1,012.60	$1,017.30	$1,018.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2018

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.51	$10.24	$5.26	$5.11
Ending value (after expenses)	$1,018.35	$1,014.63	$1,019.59	$1,019.74

† Expenses are equal to the fund’s annualized expense ratio of 1.30% for Class A, 2.05% for Class C, 1.05% for Class I and 1.02% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
April 30, 2018 (Unaudited)

Description	Shares	Value ($)
Common Stocks - 99.4%
Australia - 5.4%
Dexus	1,095,260	7,804,805
Goodman Group	654,280	4,458,185
GPT Group	911,613	3,313,571
Mirvac Group	2,727,310	4,587,559
National Storage REIT	1,701,710	2,047,204
Scentre Group	4,031,030	12,199,938
Vicinity Centres	1,522,120	2,791,067
		37,202,329
Belgium - .4%
Aedifica	32,860	2,961,213
Canada - 2.3%
Allied Properties Real Estate Investment Trust	86,920	2,808,086
Boardwalk Real Estate Investment Trust	194,690	6,991,827
Chartwell Retirement Residences	197,590	2,279,145
First Capital Realty	250,409	3,914,256
		15,993,314
France - 3.2%
Gecina	52,930	9,147,433
Unibail-Rodamco	53,780	12,874,885
		22,022,318
Germany - 5.7%
Aroundtown	713,310	5,703,937
Deutsche Wohnen	376,870	17,796,717
Vonovia	312,540	15,674,062
		39,174,716
Hong Kong - 8.4%
CK Asset Holdings	1,573,000	13,560,340
Hongkong Land Holdings	744,720	5,402,649
Link REIT	1,181,200	10,436,154
New World Development	3,491,000	5,124,601
Sun Hung Kai Properties	815,410	13,090,007
Swire Properties	1,013,800	3,597,763
Wharf Real Estate Investment	801,410	6,016,101
		57,227,615
Ireland - .8%
Green REIT	2,972,930	5,443,626
Japan - 11.1%
Activia Properties	1,253	5,556,231
Advance Residence Investment	1,302	3,348,606
Daiwa Office Investment	526	3,109,688

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Japan - 11.1% (continued)
GLP J-REIT	4,473		4,798,549
Japan Excellent	311		403,857
Japan Hotel REIT Investment	1,057		799,993
Japan Real Estate Investment	550		2,856,522
Japan Retail Fund Investment	1,356		2,542,009
Kenedix Office Investment	848		5,203,747
Kenedix Retail REIT	1,348		2,846,514
LaSalle Logiport REIT	1,959		2,009,330
Mitsubishi Estate	582,100		10,653,313
Mitsui Fudosan	569,100		14,591,385
Mori Hills REIT Investment	1,731		2,235,132
Orix JREIT	2,393		3,663,447
Sumitomo Realty & Development	198,000		7,851,246
Tokyo Tatemono	230,000		3,504,470
			75,974,039
Norway - .7%
Entra	338,550	[a]	4,652,154
Singapore - 2.5%
CapitaLand	2,163,600		6,101,640
CapitaLand Mall Trust	2,017,400		3,189,032
CDL Hospitality Trusts	1,106,300		1,486,266
Keppel REIT	2,482,279		2,324,028
Mapletree Commercial Trust	1,391,900		1,698,146
Mapletree Logistics Trust	2,166,258		2,076,801
			16,875,913
Spain - .9%
Inmobiliaria Colonial Socimi	538,250		6,255,869
Sweden - 1.6%
Fabege	560,920		6,488,919
Wihlborgs Fastigheter	196,080		4,552,754
			11,041,673
United Kingdom - 5.4%
Assura	4,367,905		3,580,818
Empiric Student Property	2,116,900		2,487,224
Great Portland Estates	498,900		4,786,095
Hammerson	181,150		1,363,343
Land Securities Group	562,160		7,615,337
PRS REIT	2,287,250		3,195,759
Segro	895,510		7,952,084
Tritax Big Box REIT	1,419,370		2,923,525
UNITE Group	267,230		3,062,145
			36,966,330

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
United States - 51.0%
Alexandria Real Estate Equities	100,910	[b]	12,570,359
American Homes 4 Rent, Cl. A	643,444	[b]	12,997,569
Americold Realty Trust	150,400	[b]	3,099,744
AvalonBay Communities	134,550	[b]	21,931,650
Boston Properties	152,500	[b]	18,515,025
Camden Property Trust	157,780	[b]	13,474,412
Corporate Office Properties Trust	117,600	[b]	3,235,176
CubeSmart	592,390	[b]	17,439,962
CyrusOne	146,859	[b]	7,870,174
DDR	275,560	[b]	1,997,810
Duke Realty	319,600	[b]	8,661,160
Equinix	16,560	[b]	6,968,282
Extra Space Storage	49,510	[b]	4,435,601
Forest City Realty Trust, Cl. A	200,000	[b]	4,012,000
GGP	331,639	[b]	6,629,464
HCP	369,220	[b]	8,624,979
Healthcare Trust of America, Cl. A	468,410	[b]	11,705,566
Highwoods Properties	220,500	[b]	9,706,410
Hilton Worldwide Holdings	88,600		6,985,224
Invitation Homes	322,090	[b]	7,453,163
Iron Mountain	195,340	[b]	6,629,840
Kilroy Realty	183,758	[b]	13,169,936
Kimco Realty	364,040	[b]	5,282,220
LaSalle Hotel Properties	121,030	[b]	3,578,857
Liberty Property Trust	71,570	[b]	2,993,057
Mack-Cali Realty	398,460	[b]	6,841,558
Park Hotels & Resorts	286,440	[b]	8,243,743
Prologis	340,550	[b]	22,105,100
Regency Centers	125,130	[b]	7,363,901
Simon Property Group	185,790	[b]	29,046,409
STAG Industrial	192,121	[b]	4,720,413
STORE Capital	142,070	[b]	3,584,426
Sun Communities	89,380	[b]	8,388,313
Sunstone Hotel Investors	440,868	[b]	6,877,541
UDR	249,730	[b]	9,027,739
Ventas	152,752	[b]	7,854,508
VEREIT	1,499,075	[b]	10,193,710
Weingarten Realty Investors	184,580	[b]	5,070,413
			349,285,414
Total Common Stocks (cost $599,790,712)			681,076,523

Description	Current Yield (%)	Shares		Value ($)
Other Investment - .3%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,920,123)	1.71	1,920,123	[c]	1,920,123
Total Investments (cost $601,710,835)		99.7%		682,996,646
Cash and Receivables (Net)		.3%		1,864,465
Net Assets		100.0%		684,861,111

REIT—Real Estate Investment Trust

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, these securities were valued at $4,652,154 or .68% of net assets.

b Investment in real estate investment trust.

c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Diversified	21.9
Multifamily	8.9
Industrial	7.7
Office Infill	6.9
Retail	6.6
Residential	5.8
Regional Malls	5.2
Health Care	5.0
Alternate Housing	4.6
Office	4.1
Hotel	4.1
Shopping Centers	3.9
Real Estate Services	3.4
Office Suburban	2.9
Self-Storage	2.8
Data Center	2.2
Specialty	1.3
Self Storage	.6
Diversified	.6
Freestanding	.5
Industrial	.4
Money Market Investment	.3
Office	.0
99.7

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Company	Value 10/31/17 ($)	Purchases ($)	Sales ($)	Value 4/30/18 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Institutional Preferred Government Plus Money Market Fund	102,408	49,927,094	48,109,379	1,920,123.3		12,463

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS April 30, 2018 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation ($)
Deutsche Bank
United States Dollar	320,384	Japanese Yen	35,000,000	5/2/18	223
Northern Trust Bank
United States Dollar	410,853	Australian Dollar	545,000	5/2/18	551
Gross Unrealized Appreciation					774

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	599,790,712	681,076,523
Affiliated issuers	1,920,123	1,920,123
Cash		126,098
Cash denominated in foreign currency	504,903	502,127
Receivable for investment securities sold		4,417,623
Dividends receivable		1,395,193
Tax reclaim receivable		275,368
Receivable for shares of Common Stock subscribed		77,431
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		774
Prepaid expenses		31,735
		689,822,995
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		585,317
Payable for investment securities purchased		3,489,967
Payable for shares of Common Stock redeemed		791,693
Interest payable—Note 2		160
Accrued expenses		94,747
		4,961,884
Net Assets ($)		684,861,111
Composition of Net Assets ($):
Paid-in capital		617,062,110
Accumulated distributions in excess of investment income—net		(17,902,529)
Accumulated net realized gain (loss) on investments		4,441,413
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions		81,260,117
Net Assets ($)		684,861,111

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	12,834,846	816,300	87,276,587	583,933,378
Shares Outstanding	1,440,875	93,362	9,939,065	66,463,877
Net Asset Value Per Share ($)	8.91	8.74	8.78	8.79

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2018 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $493,874 foreign taxes withheld at source):
Unaffiliated issuers	13,015,665
Affiliated issuers	12,463
Total Income	13,028,128
Expenses:
Management fee—Note 3(a)	3,342,243
Shareholder servicing costs—Note 3(c)	133,217
Custodian fees—Note 3(c)	62,858
Professional fees	44,750
Directors’ fees and expenses—Note 3(d)	34,179
Registration fees	30,543
Prospectus and shareholders’ reports	24,751
Loan commitment fees—Note 2	10,016
Interest expense—Note 2	8,622
Distribution fees—Note 3(b)	3,175
Miscellaneous	23,755
Total Expenses	3,718,109
Less—reduction in expenses due to undertaking—Note 3(a)	(94,696)
Less—reduction in fees due to earnings credits—Note 3(c)	(191)
Net Expenses	3,623,222
Investment Income—Net	9,404,906
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	11,687,729
Net realized gain (loss) on forward foreign currency exchange contracts	(45,883)
Net Realized Gain (Loss)	11,641,846
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	(6,883,286)
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	1,298
Net Unrealized Appreciation (Depreciation)	(6,881,988)
Net Realized and Unrealized Gain (Loss) on Investments	4,759,858
Net Increase in Net Assets Resulting from Operations	14,164,764

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations ($):
Investment income—net	9,404,906	11,030,325
Net realized gain (loss) on investments	11,641,846	23,459,369
Net unrealized appreciation (depreciation) on investments	(6,881,988)	18,004,655
Net Increase (Decrease) in Net Assets Resulting from Operations	14,164,764	52,494,349
Distributions to Shareholders from ($):
Investment income—net:
Class A	(309,009)	(316,108)
Class C	(12,946)	(31,345)
Class I	(2,423,993)	(6,873,038)
Class Y	(16,156,638)	(26,380,907)
Net realized gain on investments:
Class A	(235,715)	(112,661)
Class C	(15,810)	(14,579)
Class I	(1,695,179)	(2,450,489)
Class Y	(11,154,293)	(9,163,442)
Total Distributions	(32,003,583)	(45,342,569)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	1,408,390	7,729,917
Class C	23,163	212,649
Class I	16,998,264	46,629,898
Class Y	36,644,959	80,901,499
Distributions reinvested:
Class A	528,109	409,737
Class C	22,586	33,402
Class I	3,964,860	9,042,082
Class Y	10,066,536	12,149,390
Cost of shares redeemed:
Class A	(1,278,289)	(3,962,110)
Class C	(132,629)	(358,503)
Class I	(77,673,292)	(70,124,253)
Class Y	(48,112,060)	(106,223,880)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(57,539,403)	(23,560,172)
Total Increase (Decrease) in Net Assets	(75,378,222)	(16,408,392)
Net Assets ($):
Beginning of Period	760,239,333	776,647,725
End of Period	684,861,111	760,239,333
Distributions in excess of investment income—net	(17,902,529)	(8,404,849)

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Capital Share Transactions (Shares):
Class A
Shares sold	157,241	872,093
Shares issued for distributions reinvested	58,549	48,225
Shares redeemed	(142,896)	(444,490)
Net Increase (Decrease) in Shares Outstanding	72,894	475,828
Class C
Shares sold	2,712	24,719
Shares issued for distributions reinvested	2,547	3,995
Shares redeemed	(14,607)	(40,746)
Net Increase (Decrease) in Shares Outstanding	(9,348)	(12,032)
Class Ia
Shares sold	1,941,280	5,330,811
Shares issued for distributions reinvested	445,894	1,080,171
Shares redeemed	(8,485,207)	(7,917,888)
Net Increase (Decrease) in Shares Outstanding	(6,098,033)	(1,506,906)
Class Ya
Shares sold	4,151,899	9,193,788
Shares issued for distributions reinvested	1,133,223	1,448,346
Shares redeemed	(5,464,322)	(12,097,207)
Net Increase (Decrease) in Shares Outstanding	(179,200)	(1,455,073)

[a] During the period ended April 30, 2018, 495,139 Class Y shares representing $4,313,488 were exchanged for 495,363 Class I shares and during the period ended October 31, 2017, 1,009,016 Class Y shares representing $8,911,834 were exchanged for 1,009,559 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

						Ten Months Ended October 31,
Six Months Ended April 30, 2018		Year Ended October 31,					Year Ended December 31,
Class A Shares	(Unaudited)	2017	2016	2015	2014	2013[a]	2012
Per Share Data ($):
Net asset value, beginning of period	9.15	9.06	9.31	9.34	8.71	8.23	6.84
Investment Operations:
Investment income—net[b]	.11	.10	.17	.13	.12	.09	.09
Net realized and unrealized gain(loss) on investments	.04	.50	.01	.09	.73	.41	1.72
Total from Investment Operations	.15	.60	.18	.22	.85	.50	1.81
Distributions:
Dividends from investment income—net	(.22)	(.37)	(.17)	(.21)	(.22)	(.02)	(.42)
Dividends from net realized gain on investments	(.17)	(.14)	(.26)	(.04)	-	-	-
Total Distributions	(.39)	(.51)	(.43)	(.25)	(.22)	(.02)	(.42)
Net asset value, end of period	8.91	9.15	9.06	9.31	9.34	8.71	8.23
Total Return (%)[c]	1.62[d]	7.05	2.10	2.41	10.15	6.07[d]	26.50
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.76[e]	2.30	1.78	1.64	1.45	1.51[e]	1.55
Ratio of net expenses to average net assets	1.30[e]	1.30	1.30	1.30	1.30	1.34[e]	1.43
Ratio of net investment income to average net assets	2.43[e]	1.15	1.90	1.37	1.37	1.23[e]	1.13
Portfolio Turnover Rate	31.46[d]	75.07	60.90	55.84	50.46	44.80[d]	46.17
Net Assets, end of period ($ x 1,000)	12,835	12,510	8,086	12,169	12,957	9,812	9,478

a The fund has changed its fiscal year end from December 31 to October 31.

b Based on average shares outstanding.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

						Ten Months Ended October 31,
Six Months Ended April 30, 2018		Year Ended October 31,					Year Ended December 31,
Class C Shares	(Unaudited)	2017	2016	2015	2014	2013[a]	2012
Per Share Data ($):
Net asset value, beginning of period	8.93	8.85	9.11	9.13	8.55	8.11	6.76
Investment Operations:
Investment income—net[b]	.07	.04	.10	.06	.07	.04	.06
Net realized and unrealized gain (loss) on investments	.05	.48	.01	.10	.70	.40	1.66
Total from Investment Operations	.12	.52	.11	.16	.77	.44	1.72
Distributions:
Dividends from investment income—net	(.14)	(.30)	(.11)	(.14)	(.19)	-	(.37)
Dividends from net realized gain on investments	(.17)	(.14)	(.26)	(.04)	-	-	-
Total Distributions	(.31)	(.44)	(.37)	(.18)	(.19)	-	(.37)
Net asset value, end of period	8.74	8.93	8.85	9.11	9.13	8.55	8.11
Total Return (%)[c]	1.26[d]	6.17	1.33	1.71	9.37	5.30[d]	25.61
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.24[e]	2.25	2.24	2.25	2.24	2.21[e]	2.29
Ratio of net expenses to average net assets	2.05[e]	2.05	2.05	2.05	2.05	2.09[e]	2.19
Ratio of net investment income to average net assets	1.65[e]	.43	1.15	.61	.79	.57[e]	.72
Portfolio Turnover Rate	31.46[d]	75.07	60.90	55.84	50.46	44.80[d]	46.17
Net Assets, end of period ($ x 1,000)	816	918	1,016	1,033	1,035	1,304	1,134

a The fund has changed its fiscal year end from December 31 to October 31.

b Based on average shares outstanding.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

						Ten Months Ended October 31,
Six Months Ended April 30, 2018		Year Ended October 31,					Year Ended December 31,
Class I Shares	(Unaudited)	2017	2016	2015	2014	2013[a]	2012
Per Share Data ($):
Net asset value, beginning of period	9.03	8.96	9.22	9.25	8.62	8.13	6.75
Investment Operations:
Investment income—net[b]	.11	.13	.20	.15	.22	.10	.15
Net realized and unrealized gain (loss) on investments	.05	.48	.01	.10	.65	.42	1.66
Total from Investment Operations	.16	.61	.21	.25	.87	.52	1.81
Distributions:
Dividends from investment income—net	(.24)	(.40)	(.21)	(.24)	(.24)	(.03)	(.43)
Dividends from net realized gain on investments	(.17)	(.14)	(.26)	(.04)	-	-	-
Total Distributions	(.41)	(.54)	(.47)	(.28)	(.24)	(.03)	(.43)
Net asset value, end of period	8.78	9.03	8.96	9.22	9.25	8.62	8.13
Total Return (%)	1.73[c]	7.24	2.41	2.69	10.46	6.41[c]	26.92
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.06[d]	1.05	1.03	1.03	1.02	1.04[d]	1.07
Ratio of net expenses to average net assets	1.05[d]	1.05	1.03	1.03	1.02	1.04[d]	1.07
Ratio of net investment income to average net assets	2.63[d]	1.45	2.18	1.63	2.59	1.43[d]	1.90
Portfolio Turnover Rate	31.46[c]	75.07	60.90	55.84	50.46	44.80[c]	46.17
Net Assets, end of period ($ x 1,000)	87,277	144,781	157,168	151,538	151,475	662,525	461,583

a The fund has changed its fiscal year end from December 31 to October 31.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

Six Months Ended April 30, 2018		Year Ended October 31,
Class Y Shares	(Unaudited)	2017	2016	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	9.03	8.96	9.22	9.25	8.62	8.16
Investment Operations:
Investment income (loss)—net[b]	.12	.13	.20	.15	(.06)	.01
Net realized and unrealized gain (loss) on investments	.05	.48	.01	.10	.93	.45
Total from Investment Operations	.17	.61	.21	.25	.87	.46
Distributions:
Dividends from investment income—net	(.24)	(.40)	(.21)	(.24)	(.24)	-
Dividends from net realized gain on investments	(.17)	(.14)	(.26)	(.04)	-	-
Total Distributions	(.41)	(.54)	(.47)	(.28)	(.24)	-
Net asset value, end of period	8.79	9.03	8.96	9.22	9.25	8.62
Total Return (%)	1.88[c]	7.26	2.42	2.70	10.45	5.64[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.02[d]	1.03	1.01	1.01	1.02	1.06[d]
Ratio of net expenses to average net assets	1.02[d]	1.03	1.01	1.01	1.02	1.05[d]
Ratio of net investment income (loss) to average net assets	2.69[d]	1.45	2.19	1.63	(.70)	.23[d]
Portfolio Turnover Rate	31.46[c]	75.07	60.90	55.84	50.46	44.80[c]
Net Assets, end of period ($ x 1,000)	583,933	602,031	610,377	597,186	586,538	1

a From July 1, 2013 (commencement of initial offering) to October 31, 2013.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Global Real Estate Securities Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek to maximize total return consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Effective January 2, 2018, CenterSquare Investment Management LLC (“CSIM”), serves as the fund’s new sub-investment adviser. CSIM is a newly-formed entity owned by Lovell Minnick Partners LLC and members of the existing management team of CenterSquare Investment Management, Inc., which served as the fund’s sub-investment adviser prior to January 2, 2018.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 750 million shares of $.001 par value Common Stock. The fund currently has authorized five classes of shares: Class A (100 million shares authorized), Class C (50 million shares authorized), Class I (400 million shares authorized), Class T (100 million shares authorized) and Class Y (100 million shares authorized). Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2018 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks	349,285,414	-	-	349,285,414
Equity Securities - Foreign Common Stocks	6,488,919	325,302,190†	-	331,791,109
Registered Investment Company	1,920,123	-	-	1,920,123
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	774	-	774

† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

†† Amount shown represents unrealized appreciation at period end.

At April 30, 2018, the amount of securities transferred between levels equals fair value of exchange traded equity securities reported as Level 2 in the table above. At October 31, 2017, there were no transfer between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2017 was as follows: ordinary income $39,001,604 and long-term capital gains $6,340,965. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2018 was approximately $732,600 with a related weighted average annualized interest rate of 2.37%.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at an annual rate of .95% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from November 1, 2017 through March 1, 2019, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.05% of the value of the fund’s average daily net assets. On or after March 1, 2019, Dreyfus may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking, amounted to $94,696 during the period ended April 30, 2018.

Pursuant to a sub-investment advisory agreement between Dreyfus and CSIM, Dreyfus pays CSIM a monthly fee at an annual rate of .46% of the value of the fund’s average daily net assets.

During the period ended April 30, 2018, the Distributor retained $157 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2018, Class C shares were charged $3,175 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2018, Class A and Class C shares were charged $15,827 and $1,058, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2018, the fund was charged $3,536 for transfer agency services and $191 for cash management services. These fees are included in Shareholder servicing costs in the

Statement of Operations. Cash management fees were offset by earnings credits of $191.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2018, the fund was charged $62,858 pursuant to the custody agreement.

During the period ended April 30, 2018, the fund was charged $6,333 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $529,350, Distribution Plan fees $504, Shareholder Services Plan fees $2,768, custodian fees $64,422, Chief Compliance Officer fees $4,214 and transfer agency fees $1,718, which are offset against an expense reimbursement currently in effect in the amount of $17,659.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended April 30, 2018, amounted to $222,563,097 and $305,263,069, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2018 is discussed below.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at April 30, 2018 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At April 30, 2018, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	774	-
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	774	-
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	774	-

The following table presents derivative assets net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2018:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	Assets ($)
Deutsche Bank	223		-	-	223
Northern Trust Bank	551		-	-	551
Total	774		-	-	774

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2018:

Average Market Value ($)
Forward contracts	2,339,341

At April 30, 2018, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $81,286,585, consisting of $98,008,653 gross unrealized appreciation and $16,722,068 gross unrealized depreciation.

At April 30, 2018, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

PROXY RESULTS (Unaudited)

A special meeting of the fund’s shareholders was held on December 20, 2017. The following proposals were approved by shareholders at the meeting on December 20, 2017:

	Shares
	For	Against	Abstain
To approve a new sub-investment advisory agreement between Dreyfus, on behalf of the fund and CISM.	64,528,130	3,210,681	128,146

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on February 14-15, 2018, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which CenterSquare Investment Management LLC (the “Subadviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus, its affiliates and/or the Subadviser the results of the comparisons and considered that the fund’s total return performance was at or above the Performance Group median in the three-, four- and ten-year periods and the fund’s performance was above the Performance Universe median for all periods except for the one-year period when it was below the median. The Board considered the relative proximity of the fund’s performance to the Performance Group and/or Performance Universe median in certain periods when performance was below median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that: the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee (which was zero) was the lowest in the Expense Group and Expense Universe and the fund’s total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives stated that Dreyfus has contractually agreed, until March 1, 2019, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of its classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.05% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

The Board considered the fee to the Subadviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Subadviser and Dreyfus. The Board also took into consideration that the Subadviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also considered the expense limitation arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by Dreyfus and the Subadviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Subadviser are adequate and appropriate.

• The Board generally was satisfied with the fund’s performance.

• The Board concluded that the fees paid to Dreyfus and the Subadviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Subadviser, of Dreyfus and the Subadviser and the services provided to the fund by Dreyfus and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

NOTES

NOTES

NOTES

For More Information

Dreyfus Global Real Estate Securities Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

CenterSquare Investment Management LLC
630 West Germantown Pike, Suite 300
Plymouth Meeting, PA 19462

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol:	Class A: DRLAX Class C: DGBCX Class I: DRLIX Class Y: DRLYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 6593SA0418

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)    Not applicable.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)    Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 27, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    June 27, 2018

EXHIBIT INDEX

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)